Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Segment information
Schedule of revenue from contract with customer and other income by nature

	2024	2023*	2022*
Collaborative research funding	404,102	1,612,953	1,422,438
Other service income	5,940	4,235	22,521
Total	410,042	1,617,188	1,444,959

Schedule of revenue from contract with customer and other income by major counterparties

	2024	2023*	2022*
Indivior PLC	404,102	1,612,953	1,422,438
Other counterparties	5,940	4,235	22,521
Total	410,042	1,617,188	1,444,959

Schedule of geographical areas

The geographical allocation of long-lived assets is detailed as follows:

	December 31,	December 31,
	2024	2023
Switzerland	7,136,602	406,946
France	338	334
Total	7,136,940	407,280

The geographical analysis of operating costs is as follows:

	2024	2023*	2022*
Switzerland	3,129,444	3,844,670	11,954,516
United States of America	31,276	11,117	26,748
France	4,555	4,368	4,597
Total operating costs (note 18)	3,165,275	3,860,155	11,985,860